Application of New Amended and Revised Standards and Interpretations	12 Months Ended
Dec. 31, 2023
Disclosure of initial application of standards or interpretations [abstract]
Application of New Amended and Revised Standards and Interpretations
3.
APPLICATION OF NEW, AMENDED AND REVISED STANDARDS AND INTERPRETATIONS
a.
In the current year, the Company has applied a number of amendments to IFRS Accounting Standards issued (IFRS Accounting Standards) by the International Accounting Standards Board (IASB) that are mandatorily effective for an accounting period that begins on or after January 1, 2023. Their adoption has not had any material impact on the disclosure or on the amounts reported in these financial statements.

The application of the Amendments to IAS 1 and IFRS Accounting Standard Practice Statement 2 Disclosure of accounting policies, Amendment to IAS 8 Definition of accounting estimates, IFRS 17 Insurance Contracts and Amendment to IAS 12 Deferred tax related to assets and liabilities arising from a single transaction and International Tax Reform - Pillar Two Model Rules has had no material impact on disclosures or amounts in the Company’s consolidated financial statements.

b.
New and revised IFRS Accounting Standards issued but not yet effective

At the date of authorization of these financial statements, the Company has not applied the following new and revised IFRS Accounting Standards that have been issued but are not yet effective:

New IFRS Accounting Standards	Description
IFRS 10 and IAS 28 (amendments)	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
Amendments to IAS 1	Classification of Liabilities as Current or Non-current
Amendments to IAS 1	Non-current Liabilities with Covenants
Amendments to IAS 7 and IFRS 7	Supplier Finance Agreement
Amendments to IAS 21	Lack of Exchangeability
Amendments to IFRS 16	Lease Liability in a Sale and Leaseback

The Company anticipates that the application of these amendments may have an impact on the consolidated financial statements in future periods and is in the process of assessing the potential impact of these amendments.